Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
– Net interest income	€ 16,162	€ 14,593	€ 14,000
– Net fee and commission income	3,595	3,586	3,517
Total income	18,121	30,418	20,093
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before taxation	6,037	17,358	8,385
Taxation	1,662	5,130	2,306
Non-controlling interests	235	102	128
Net result	4,140	12,126	5,951
Segments banking activities
Disclosure of operating segments [line items]
Net result	4,140	12,126	5,951
Net result IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	15,976	13,756	13,615
– Net fee and commission income	3,595	3,586	3,517
– Total investment and other income	3,005	1,219	1,359
Total income	22,575	18,561	18,490
– Operating expenses	11,564	11,199	11,192
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before taxation	10,492	5,502	6,782
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	7,287	3,674	4,776
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Taxation	1,308	(3,405)	(429)
Net result	3,147	(8,451)	(1,174)
Adjustment of the EU 'IAS 39 carve out' | Segments banking activities
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
Retail Netherlands
Disclosure of operating segments [line items]
Net result	2,499	4,510	2,312
Retail Belgium
Disclosure of operating segments [line items]
Net result	(123)	1,871	755
Retail Germany
Disclosure of operating segments [line items]
Net result	(326)	4,547	1,149
Other Challengers
Disclosure of operating segments [line items]
Net result	649	552	355
Growth markets 1,2,3
Disclosure of operating segments [line items]
Net result	690	316	506
Wholesale Banking Rest of World
Disclosure of operating segments [line items]
Net result	988	845	1,134
Other
Disclosure of operating segments [line items]
Net result	(237)	(515)	(260)
Geographical Segments Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,976	13,756	13,615
– Net fee and commission income	3,595	3,586	3,517
– Total investment and other income	3,005	1,219	1,359
Total income	22,575	18,561	18,490
– Operating expenses	11,564	11,199	11,192
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before taxation	10,492	5,502	6,782
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	7,287	3,674	4,776
Geographical Segments Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,773	3,782	4,068
– Net fee and commission income	1,239	1,171	1,070
– Total investment and other income	1,627	577	314
Total income	6,639	5,531	5,452
– Operating expenses	3,065	3,001	3,279
Addition to loan loss provisions	(111)	181	28
Total expenses	2,954	3,182	3,307
Result before taxation	3,685	2,349	2,145
Taxation	909	658	556
Net result	2,776	1,691	1,589
Geographical Segments Banking | Retail Netherlands | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(277)	2,818	723
Geographical Segments Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,712	2,065	2,109
– Net fee and commission income	715	714	717
– Total investment and other income	145	(14)	265
Total income	3,573	2,765	3,092
– Operating expenses	2,195	2,120	1,960
Addition to loan loss provisions	139	230	184
Total expenses	2,334	2,350	2,143
Result before taxation	1,239	415	948
Taxation	349	114	240
Net result	889	301	708
Geographical Segments Banking | Retail Belgium | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(1,012)	1,570	47
Geographical Segments Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,375	2,126	1,938
– Net fee and commission income	400	494	523
– Total investment and other income	(81)	94	118
Total income	3,694	2,714	2,578
– Operating expenses	1,437	1,318	1,339
Addition to loan loss provisions	35	460	118
Total expenses	1,472	1,778	1,457
Result before taxation	2,222	936	1,121
Taxation	723	297	358
Non-controlling interests		3	4
Net result	1,499	636	759
Geographical Segments Banking | Retail Germany | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(1,825)	3,911	390
Geographical Segments Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,121	1,842	1,679
– Net fee and commission income	285	290	300
– Total investment and other income	21	182	64
Total income	2,427	2,314	2,043
– Operating expenses	1,320	1,380	1,449
Addition to loan loss provisions	166	140	84
Total expenses	1,486	1,519	1,533
Result before taxation	941	795	511
Taxation	282	258	156
Net result	659	537	355
Geographical Segments Banking | Other Challengers | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(9)	15
Geographical Segments Banking | Growth markets 1,2,3 | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,961	1,462	1,528
– Net fee and commission income	384	375	351
– Total investment and other income	487	386	289
Total income	2,833	2,223	2,168
– Operating expenses	1,495	1,426	1,254
Addition to loan loss provisions	189	230	110
Total expenses	1,683	1,657	1,363
Result before taxation	1,149	567	804
Taxation	225	153	174
Non-controlling interests	234	98	124
Net result	690	316	506
Geographical Segments Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,548	1,933	2,021
– Net fee and commission income	573	548	553
– Total investment and other income	829	449	196
Total income	2,950	2,930	2,770
– Operating expenses	1,509	1,418	1,332
Addition to loan loss provisions	96	618	(8)
Total expenses	1,605	2,036	1,324
Result before taxation	1,345	894	1,446
Taxation	335	186	326
Net result	1,011	708	1,120
Geographical Segments Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	486	546	271
– Net fee and commission income	(1)	(6)	3
– Total investment and other income	(25)	(455)	113
Total income	460	84	387
– Operating expenses	544	536	580
Addition to loan loss provisions	5	2
Total expenses	549	538	580
Result before taxation	(89)	(454)	(193)
Taxation	148	60	67
Non-controlling interests		1
Net result	(237)	(515)	(260)
Retail Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	6,753	3,964	4,101
Retail Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	2,861	2,014	1,936
Retail Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	661	223	583
Retail Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	1,790	901	786
Retail Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	649	547	206
Retail Banking | Growth markets 1,2,3 | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	792	278	590
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	(272)	9,810	3,318
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	3,836	1,991	2,874
Wholesale Banking | Net result IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	4,028	4,260	4,151
– Net fee and commission income	1,259	1,217	1,197
– Total investment and other income	1,771	849	568
Total income	7,057	6,325	5,916
– Operating expenses	3,313	3,114	2,926
Addition to loan loss provisions	(92)	1,220	117
Total expenses	3,222	4,334	3,042
Result before taxation	3,836	1,991	2,874
Taxation	900	581	703
Non-controlling interests	61	52	26
Net result	2,875	1,358	2,144
Wholesale Banking | Adjustment of the EU 'IAS 39 carve out' | Segments banking activities
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
Wholesale Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	824	335	209
Wholesale Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	577	192	365
Wholesale Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	432	34	336
Wholesale Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	292	248	304
Wholesale Banking | Growth markets 1,2,3 | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	357	288	214
Wholesale Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	1,345	894	1,446
Wholesale Banking | Wholesale Banking Rest of World | Adjustment of the EU 'IAS 39 carve out' | Segments banking activities
Disclosure of operating segments [line items]
Net result	(23)	137	14
Wholesale Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	8
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		1
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(255)	(530)	(261)
Corporate Line | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	(97)	(453)	(193)
Corporate Line | Net result IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	489	550	270
– Net fee and commission income	(1)	(6)	3
– Total investment and other income	(38)	(460)	114
Total income	450	84	387
– Operating expenses	542	535	580
Addition to loan loss provisions	5	2
Total expenses	547	537	580
Result before taxation	(97)	(453)	(193)
Taxation	158	76	68
Non-controlling interests	0		0
Net result	(255)	(530)	(261)
Corporate Line | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	€ (97)	€ (453)	€ (193)